Intangible asset - Narrative (Details) - CAD ($)						6 Months Ended
	Dec. 31, 2019	Nov. 15, 2019	Jun. 13, 2019	Dec. 14, 2018	Dec. 13, 2018	Dec. 31, 2022
Intangible asset
Payment for asset acquisition						$ 24,247
Amount payable					$ 500,000
Brown
Intangible asset
Payment for asset acquisition	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 50,000
Number of shares issued to acquire intangible assets	500,000				500,000
Number of common shares issuable (in shares)					500,000